Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	$ 66,541	¥ 457,498	¥ 326,272
Non-current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	$ 4,188	¥ 28,796	¥ 20,979
Class A ordinary shares
Ordinary shares, par value | $ / shares	$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000	680,000,000
Ordinary shares, issued	264,824,592	264,824,592	260,001,486
Ordinary shares, outstanding	264,824,592	264,824,592	260,001,486
Class B ordinary shares
Ordinary shares, par value | $ / shares	$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360	317,325,360